SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) (Parenthetical) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Percentage of government subsidies received to the related party	60.00%
Cost of revenue		$ 82,255,771	$ 76,469,755	$ 62,092,682
Sponsorships And Advertising Services Shenzhen Media [Member] | Shenzhen Media [Member]
Related Party Transaction [Line Items]
Cost of revenue		$ 419,536	$ 438,362